Investment Portfolio - March 31, 2023

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 31.8%

Non-Convertible Corporate Bonds- 31.8%
Communication Services - 6.1%
Entertainment - 2.3%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	6,850,000	$6,363,037

Interactive Media & Services - 3.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	10,890,000	10,324,005

Total Communication Services		16,687,042

Consumer Discretionary - 4.3%
Broadline Retail - 4.3%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,700,000	1,405,867
(China), 4.00%, 12/6/2037	6,090,000	5,181,479
Amazon.com, Inc., 3.30%, 4/13/2027	5,230,000	5,055,357

Total Consumer Discretionary		11,642,703

Consumer Staples - 1.8%
Beverages - 1.8%
PepsiCo, Inc., 3.90%, 7/18/2032	5,010,000	4,892,774

Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	2,834,000	3,010,651
Energy Transfer LP, 6.50%, 2/1/2042	6,320,000	6,552,366

Total Energy		9,563,017

Financials - 5.1%
Banks - 5.1%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,530,000	3,779,701
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	4,360,000	3,871,346
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	6,500,000	6,314,547

Total Financials		13,965,594

Industrials - 2.8%
Ground Transportation - 0.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	2,540,000	2,394,234

Trading Companies & Distributors - 1.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,000,000	2,614,777
	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	2,890,000	$2,660,705
		5,275,482
Total Industrials		7,669,716

Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
QUALCOMM, Inc.,
4.25%, 5/20/2032	3,495,000	3,493,605
5.40%, 5/20/2033	1,305,000	1,398,804

Total Information Technology		4,892,409

Materials - 0.9%
Metals & Mining - 0.9%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/20272	2,870,000	2,581,058

Real Estate - 4.2%
Retail REITs - 2.7%
Simon Property Group LP, 2.65%, 2/1/2032	9,100,000	7,356,264

Specialized REITs - 1.5%
SBA Tower Trust, 6.599%, 1/15/2028[2]	3,940,000	4,154,661

Total Real Estate		11,510,925

Utilities - 1.3%
Independent Power and Renewable Electricity Producers - 1.3%
Vistra Operations Co. LLC,
4.875%, 5/13/2024[2]	2,855,000	2,817,358
3.55%, 7/15/2024[2]	885,000	854,416

Total Utilities		3,671,774

TOTAL CORPORATE BONDS (Identified Cost $92,875,125)		87,077,012

ASSET-BACKED SECURITIES - 17.9%

Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	946,192	884,689
CarMax Auto Owner Trust, Series 2020- 4, Class A3, 0.50%, 8/15/2025	2,093,876	2,037,804
CF Hippolyta Issuer LLC,
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	661,211	558,105
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,120,890	1,913,862
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	898,366	781,706
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	679,182	582,131

Investment Portfolio - March 31, 2023

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust,
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	1,474,121	$1,451,601
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	718,614	697,992
Series 2021-2A, Class C, 1.64%, 6/17/2030[2]	1,000,000	918,979
Series 2021-3A, Class B, 1.38%, 7/15/2030[2]	1,300,000	1,215,020
Series 2022-1A, Class A, 4.60%, 6/15/2032[2]	2,600,000	2,551,176
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	790,128
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,350,000	1,267,881
DT Auto Owner Trust, Series 2020-1A, Class C, 2.29%, 11/17/2025[2]	391,507	390,592
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	594,075	517,764
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	1,525,000	1,357,972
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	803,203	684,508
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,470,000	1,274,448
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.300%), 6.009%, 2/15/2039[2,4]	1,500,000	1,417,041
Libra Solutions LLC,
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	1,031,716	1,028,495
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	1,325,556	1,322,196
Navient Private Education Refi Loan Trust,
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 5.895%, 12/27/2066[2,4]	1,807,837	1,755,423
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	617,110	560,469
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	417,106	364,175
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 5.545%, 3/26/2040[2,4]	739,767	721,266
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	595,881	591,868
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,850,000	2,622,413
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,120,000	2,115,777
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $1,334,764)[5]	1,334,764	1,263,435
	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

PEAR LLC, (continued)
Series 2022-1, Class A1, 6.50%, 10/15/2034 (Acquired 10/14/2022, cost $682,617)[5]	683,164	$682,321
PHEAA Student Loan Trust, Series 2016-1A, Class A, (1 mo. LIBOR US + 1.150%), 5.995%, 9/25/2065[2,4]	506,185	498,254
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,692,140	1,466,888
SLM Student Loan Trust,
Series 2011-2, Class A2, (1 mo. LIBOR US + 1.200%), 6.045%, 10/25/2034[4]	605,631	605,228
Series 2013-6, Class A3, (1 mo. LIBOR US + 0.650%), 5.495%, 6/26/2028[4]	1,347,779	1,306,979
SMB Private Education Loan Trust,
Series 2015-B, Class A3, (1 mo. LIBOR US + 1.750%), 6.434%, 5/17/2032[2,4]	474,099	472,114
Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	674,354	651,100
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	188,474	180,594
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 5.434%, 10/15/2035[2,4]	853,596	835,714
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	122,493	118,879
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	940,548
Store Master Funding I-VII, Series 2018- 1A, Class A1, 3.96%, 10/20/2048[2]	1,401,766	1,363,779
Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.68%, 2/20/2046[2]	1,583,333	1,354,231
Tricon American Homes,
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,079,242	1,055,288
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,397,147	1,236,400
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	1,224,250	1,046,224
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,575,385

TOTAL ASSET-BACKED SECURITIES (Identified Cost $52,194,634)		49,028,842

COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.5%

Agate Bay Mortgage Trust, Series 2016- 2, Class A3, 3.50%, 3/25/2046[2,6]	996,666	927,361

Investment Portfolio - March 31, 2023

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	859,603	$752,354
Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,6]	253,886	232,175
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,6]	4,246,667	3,807,765
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	4,439,684	3,899,286
Series 2021-69, Class WJ, 1.50%, 10/25/2050	661,981	564,849
Flagstar Mortgage Trust, Series 2021- 8INV, Class A3, 2.50%, 9/25/2051[2,6]	861,953	700,595
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K072, Class A2, 3.444%, 12/25/2027	1,000,000	965,269
Series K106, Class X1 (IO), 1.354%, 1/25/2030[6]	15,923,137	1,160,538
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	4,517,506	3,975,792
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.800%), 5.484%, 2/15/2038[2,4]	1,900,000	1,711,834
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	271,447	234,905
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,6]	871,078	753,552
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	581,288	504,106
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	676,745	586,667
Series 2022-PJ3, Class A6, 3.00%, 8/25/2052[2,6]	1,874,627	1,592,092
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	816,256	685,469
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,7]	1,387,556	1,270,753
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	2,000,000	1,940,846
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%, 10/25/2046[2,6]	818,668	754,814
Series 2019-INV3, Class A3A, 3.00%, 5/25/2050[2,6]	556,236	479,090
Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,6]	1,826,212	1,554,266
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/2047	965,361	930,420
	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A4, 2.782%, 8/15/2049	500,000	$457,525
Series 2020-CNP, Class A, 2.428%, 4/5/2042[2,6]	1,000,000	791,304
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1 mo. LIBOR US + 0.750%), 5.595%, 5/25/2055[2,4]	1,733,333	1,714,314
Oceanview Mortgage Loan Trust, Series 2020-1, Class A1A, 1.733%, 5/28/2050[2,6]	645,287	567,568
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	716,107	612,192
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	1,406,279	1,135,941
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	865,086	700,206
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,6]	990,926	857,776
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	937,950	889,762
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%, 5/25/2043[2,6]	503,219	434,482
Series 2013-9, Class A1, 3.50%, 7/25/2043[2,6]	3,942,009	3,581,631
Series 2017-3, Class A19, 3.50%, 4/25/2047[2,6]	1,553,219	1,382,358
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.718%, 12/15/2048	1,000,000	955,369
WinWater Mortgage Loan Trust, Series 2015-3, Class A1, 3.50%, 3/20/2045[2,6]	1,295,773	1,188,288

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $49,246,446)		45,253,514

MUNICIPAL BONDS - 1.4%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037	2,240,000	1,725,275
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	1,355,000	1,183,746
Tampa-Hillsborough County Expressway Authority, Series B, Revenue Bond, BAM, 1.892%, 7/1/2029	1,000,000	847,333

TOTAL MUNICIPAL BONDS (Identified Cost $4,678,557)		3,756,354

Investment Portfolio - March 31, 2023

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES - 2.7%

U.S. Treasury Notes - 2.7%
U.S. Treasury Note, 3.125%, 11/15/2028
(Identified Cost $7,341,314)	7,520,000	$7,325,537

U.S. GOVERNMENT AGENCIES - 26.8%

Mortgage-Backed Securities - 26.8%
Fannie Mae
Pool #MA4687, UMBS, 4.00%, 6/1/2042	4,658,581	4,507,605
Pool #FS3146, UMBS, 4.50%, 10/1/2042	3,397,524	3,370,769
Pool #MA4851, UMBS, 5.00%, 11/1/2042	4,324,981	4,351,102
Pool #BK0433, UMBS, 3.50%, 12/1/2049	5,615,839	5,267,192
Pool #FM6890, UMBS, 3.00%, 6/1/2050	2,115,505	1,914,410
Pool #CA6316, UMBS, 3.00%, 7/1/2050	4,970,460	4,476,223
Pool #FS1807, UMBS, 3.50%, 7/1/2051	4,490,888	4,212,081
Pool #FS1838, UMBS, 3.00%, 12/1/2051	4,615,257	4,173,858
Pool #MA4514, UMBS, 3.50%, 1/1/2052	1,668,672	1,551,614
	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #BV5383, UMBS, 3.00%, 4/1/2052	2,843,498	$2,564,870
Pool #MA4626, UMBS, 4.00%, 6/1/2052	6,682,050	6,382,974
Pool #MA4737, UMBS, 5.00%, 8/1/2052	4,098,780	4,082,637
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,549,796	2,577,476
Freddie Mac
Pool #RB5169, UMBS, 3.50%, 6/1/2042	4,748,721	4,476,538
Pool #RB5178, UMBS, 4.50%, 8/1/2042	2,316,130	2,291,293
Pool #QE0356, UMBS, 3.50%, 4/1/2052	1,852,885	1,728,327
Pool #SD8230, UMBS, 4.50%, 6/1/2052	5,049,403	4,940,474
Pool #QE9161, UMBS, 4.50%, 9/1/2052	3,837,219	3,754,440
Pool #SD8276, UMBS, 5.00%, 12/1/2052	6,703,602	6,677,201

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $75,641,188)		73,301,084

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Government Cash Management, Institutional Shares, 4.71%[8]
(Identified Cost $6,749,203)	6,749,203	6,749,203

TOTAL INVESTMENTS - 99.6% (Identified Cost $288,726,467)		272,491,546
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,213,080
NET ASSETS - 100%		$273,704,626

G.O. Bond - General Obligation Bond
IO - Interest only
LIBOR - London Interbank Offered Rate
No. - Number
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:
BAM (Build America Mutual Assurance Co.)
The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $105,232,781, which represented 38.4% of the Series’ Net Assets.

Investment Portfolio - March 31, 2023

(unaudited)

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2023.

4Floating rate security. Rate shown is the rate in effect as of March 31, 2023.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2023 was $1,945,756, or 0.7% of the Series’ Net Assets.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2023.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2023.

8Rate shown is the current yield as of March 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$80,626,621	$—	$80,626,621	$—
States and political subdivisions (municipals)	3,756,354	—	3,756,354	—
Corporate debt:
Communication Services	16,687,042	—	16,687,042	—
Consumer Discretionary	11,642,703	—	11,642,703	—
Consumer Staples	4,892,774	—	4,892,774	—
Energy	9,563,017	—	9,563,017	—
Financials	13,965,594	—	13,965,594	—
Industrials	7,669,716	—	7,669,716	—
Information Technology	4,892,409	—	4,892,409	—
Materials	2,581,058	—	2,581,058	—
Real Estate	11,510,925	—	11,510,925	—
Utilities	3,671,774	—	3,671,774	—
Asset-backed securities	49,028,842	—	49,028,842	—
Commercial mortgage-backed securities	45,253,514	—	45,253,514	—
Short-Term Investment	6,749,203	6,749,203	—	—
Total assets	$272,491,546	$6,749,203	$265,742,343	$—

There were no Level 3 securities held by the Series as of December 31, 2022 or March 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.